Other Expenses (Schedule of Other Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Expense [abstract]
Loss (gain) on disposal of property, plant, and equipment	$ 1,450	$ (3)
Write off of inventories	985	280
Write off of mineral properties	202	1,143
Other income	(956)
Other expenses, by nature	$ 1,681	$ 1,420